CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 13,564	$ 8,209	$ (4,105)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Stock-based compensation	625	141	6,024
Gain on disposition of the discontinued operation		(297)
Depreciation of property, plant and equipment	1,848	1,606	1,449
Amortization of other intangible assets	771	873	926
Provision of inventories	67	41	1
Allowance for doubtful accounts	(371)	211	1,144
Impairment loss on purchased call option			1,316
Impairment loss on intangible assets			332
Impairment loss on property, plant and equipment			973
Impairment loss on goodwill			758
Losses on disposition of property, plant and equipment	151	9	27
Changes in operating assets and liabilities:
Decrease (Increase) in accounts receivable	1,036	434	(17)
(Increase) decrease in inventories	(89)	(328)	258
(Increase) in prepayments and other assets	(420)	(679)	(1,054)
Decrease (increase) in deferred tax assets	154	(35)	(630)
Decrease (increase) in deferred cost	(45)	99	(189)
(Increase) decrease in other non-current assets	(422)	(348)	50
Increase in accrued expenses and other liabilities	5,132	2,827	1,111
Increase in income tax payable	1,567	261	622
Increase (decrease) in deferred revenue	7,360	578	(235)
Increase in refundable fees	674	898	917
Decrease (increase) in deferred tax liabilities	536	563	(486)
Net cash generated from operating activities	32,138	15,063	9,192
CASH FLOWS FROM INVESTING ACTIVITIES
Maturity (purchase) of term deposits	7,275		(7,649)
Withdrawal of restricted cash		2,670	363
Acquisition of property, plant and equipment	(2,128)	(1,662)	(1,999)
Proceeds from disposition of property, plant and equipment			80
Disposal of the discontinued operation, net of cash disposed		(150)
Acquisition of other intangible assets	(271)	(387)	(402)
Payment of deposit for the acquisition of non-current assets	(370)		(236)
Net cash generated from (used in) investing activities	4,506	471	(9,843)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of ordinary shares	(93)	(993)	(8,138)
Proceeds from share options exercised by employees	603	3,981	75
Loan to optionees in connection with exercise of options	(408)	(3,888)
Repayment of loan to optionees in connection with exercise of options	295
Dividends paid to shareholders	(16,056)	(16,268)
Net cash used in financing activities	(15,659)	(17,168)	(8,063)
Exchange rate effect on cash and cash equivalents	1,211	410	906
Net increase (decrease) in cash and cash equivalents	22,196	(1,224)	(7,808)
Cash and cash equivalents at beginning of the year	49,723	50,947	58,755
Cash and cash equivalents at end of the year	71,919	49,723	50,947
Supplemental schedule of cash flows information Income tax paid	(1,539)	(1,818)	(1,439)
Supplemental schedule of non-cash activities
Payable for acquisition of property, plant and equipment included in accrued expenses and other liabilities			633
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	133	111
Offset consideration payable in connection with acquisition of Champion Xinlixiang with receivable from original selling shareholder			$ (1,711)